Shareholders' Equity and Regulatory Matters - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended
	Sep. 15, 2013	Dec. 23, 2008	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A and Series B Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock Series A [Member]	Dec. 23, 2008 Preferred Stock Series A [Member]	Dec. 31, 2013 Preferred Stock Series B [Member]	Dec. 31, 2012 Preferred Stock Series B [Member]	Dec. 23, 2008 Preferred Stock Series B [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Bank of Stanly [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Anson Bank and Trust [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Cabarrus Bank and Trust [Member]	Sep. 30, 2013 Preferred Stock Series C [Member]	Dec. 31, 2013 Preferred Stock Series C [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of shares to sell under agreement								10,000
Cumulative perpetual preferred stock redemption value								$ 10,000,000			$ 500,000
Number of warrants Exercised under agreement											500
Combined proceeds received for issuance		10,000,000
Senior preferred cumulative dividends rate							5.00%
Initial period for lower rate of cumulative dividend							5 years
Preferred cumulative dividends rate after specific period							9.00%
Senior preferred stock estimated redemption period, if redeemed with prior approval from federal reserve							3 years
Dividend rate					5.30%				9.00%	5.30%					5.30%	5.30%
Net discount amortized				500,000	100,000
Preferred stock discount amortization period				5 years
Investment to provide an avenue for investing portions of funds received												3,000,000	1,800,000	3,000,000
Sale					7,900,000
Total net amount				10,542,000						7,700,000
Total issuance Costs					113,000
Voting rights										The preferred stock has no voting rights					The preferred stock has no voting rights	The preferred stock has no voting rights
Sale	2,800,000			2,800,000	7,900,000
Total issuance costs			23,000	24,000	113,000
Share repurchased during period				10,500,000		10,500,000
Reserve on deposit liabilities				$ 3,700,000
Share repurchased during period				56,565	90,260